Co-investments (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Co-investments
Consists of the following (in thousands $):

	Classification and measurement criteria	Dec. 31, 2024	Dec. 31, 2023

Co-investments in funds (1)	FVTPL	72,848	93,528
Total co-investments		72,848	93,528
(1) Includes investments in funds managed and previously managed by the Company.